Accounts Receivable (Table)	12 Months Ended
Jul. 31, 2026
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of July 31,
	2025	2026
Accounts receivable	$27,384	$15,649